DocumentAndEntityInformation	Nov. 09, 2026
Document Information Line Items
Entity Central Index Key	0000874015
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	IONIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19125
Entity Tax Identification Number	33-0336973
Entity Address, Address Line One	2855 Gazelle Court
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92010
City Area Code	760
Local Phone Number	931-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 Par Value “IONS” The Nasdaq Stock Market, LLC
Trading Symbol	IONS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false